Employees (Details) - Schedule of employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff costs comprised:
Directors’ salaries (including bonus)	$ 14,666	$ 1,145	$ 606
Employee’s wages, salaries and bonus	1,058	696	712
Social security costs	194	609	491
Recruitment fees	17
Share based payment charge	5,105	1,266	539
Employees, total	21,040	3,716	2,348
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	3	5	6
Corporate and administration	8	4	5
Total	$ 11	$ 9	$ 11